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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AMP Capital Brookfield (US) LLC
                 -------------------------------
   Address:      71 S. Wacker Drive
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-13827
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Seth A. Gelman              New York, NY        11/15/2010
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 70
                                        --------------------

Form 13F Information Table Value Total: 2,075,175
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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AMP Capital Brookfield (US) LLC
FORM 13F
As of September 30, 2010

                                                                                              Voting Authority
                                                                                              ----------------
                                                            Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class CUSIP        (x$1000)  Prn Amt Prn Call Dscretn Managers Sole    Shared None
------------------------------ -------------- ---------    --------  ------- --- ---- ------- -------- ------- ------ -------
7 Days Group Holdings Lt -ADR  COM            81783J101         2603  144678 SH       Sole              144678
Alexander's Inc                COM            014752109          221     700 SH       Sole                 700
American Tower Corp            COM            029912201         3046   59426 SH       Sole               59426
AvalonBay Communities Inc      COM            053484101        70065  674154 SH       Sole               92963         581191
Beazer Homes USA Inc           COM            07556Q105          204   49400 SH       Sole               49400
BioMed Realty Trust Inc        COM            09063H107        68084 3799344 SH       Sole              564600        3234744
Boston Properties Inc          COM            101121101       188119 2263217 SH       Sole              329486        1933731
Brandywine Realty Trust        COM            105368203        73068 5964767 SH       Sole              894866        5069901
Brookdale Senior Living Inc    COM            112463104       120727 7402026 SH       Sole             1125282        6276744
Brookfield Properties Corp     COM            112900105          511   32940 SH       Sole               32940
Camden Property Trust          COM            133131102        68953 1437419 SH       Sole              199069        1238350
CBL & Associates Properties In COM            124830100          140   10700 SH       Sole               10700
Centerpoint Energy Inc         COM            15189T107         2850  181300 SH       Sole              181300
City Telecom (H.K.) LTD        COM            178677209          236   18800 SH       Sole               18800
CommonWealth REIT              COM            203233101        18953  740371 SH       Sole              152900         587471
Commonwealth REIT  6.50% Serie COM            203233408        21669  975200 SH       Sole              975200
Consolidated Edison Inc        COM            209115104          400    8300 SH       Sole                8300
Crown Castle International Cor COM            228227104         4364   98850 SH       Sole               98850
Danaos Corporation             COM            1968P1057           70   15800 SH       Sole               15800
Developers Diversified Realty  COM            251591103        70454 6279311 SH       Sole              816300        5463011
Digital Realty Trust Inc       COM            253868103        72131 1169060 SH       Sole              165147        1003913
EastGroup Properties Inc       COM            277276101        15819  423200 SH       Sole              151400         271800
Emeritus Corp                  COM            291005106         3191  187051 SH       Sole               23400         163651
Empresas ICA S.A. - Spons ADR  COM            292448206          266   27400 SH       Sole               27400
Enbridge Energy Management LLC COM            29250X103          385    6976 SH       Sole                6976
Enbridge Inc                   COM            29250N105         2540   48512 SH       Sole               48512
EPR 5.75% Pfd Series C         COM            29380T402         9201  489400 SH       Sole              489400
EPR 9% Pfd Series E            COM            29380T600        11566  418000 SH       Sole              306300         111700
Equity One Inc                 COM            294752100        51616 3057834 SH       Sole              515708        2542126
First Industrial Realty Trust  COM            32054K103         8892 1753870 SH       Sole              228840        1525030
Grubb & Ellis Co               COM            400095204          398  331591 SH       Sole                             331591
Grupo Aeroportuario del Pacifi COM            400506101          300    8700 SH       Sole                8700
Grupo Aeroportuario del Surest COM            40051E202         1856   39100 SH       Sole               39100
Host Hotels & Resorts Inc      COM            44107P104        62977 4349247 SH       Sole              596665        3752582
Inland Real Estate Corp        COM            457461200        14003 1685029 SH       Sole              567869        1117160
ITC Holdings Corp              COM            465685105          871   14000 SH       Sole               14000
KB Home                        COM            48666K109         5607  494900 SH       Sole               64900         430000

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
Kilroy Realty Corp             COM            49427F108        39583 1194415 SH       Sole              148803        1045612
Kimco Realty Corp              COM            49446R109         2821  179100 SH       Sole                             179100
Kindred Healthcare Inc         COM            494580103         3690  283400 SH       Sole               51900         231500
Lennar Corp                    COM            526057104         3605  234400 SH       Sole               44100         190300
Lexington Realty Trust         COM            529043101         3710  518090 SH       Sole              518090
Lexington Rlty Trst Pref 6.50% COM            529043309         1366   32100 SH       Sole               32100
Macerich Co/The                COM            554382101         4704  109521 SH       Sole                             109521
Melco Crown Entertainment Ltd  COM            585464100         1889  371200 SH       Sole               48000         323200
Mercer International Inc       COM            588056101          200   40900 SH       Sole               40900
Mission West Properties Inc    COM            605203108         4143  611027 SH       Sole               78400         532627
National Grid PLC              COM            636274300         1756   41087 SH       Sole               41087
Northeast Utilities            COM            664397106         1274   43081 SH       Sole               43081
Omega Healthcare Investors Inc COM            681936100        77283 3442462 SH       Sole              514100        2928362
ProLogis                       COM            743410102        62936 5342618 SH       Sole              917000        4425618
Public Storage                 COM            74460D109        55572  572667 SH       Sole               82651         490016
Rayonier Inc                   COM            754907103        66966 1336117 SH       Sole              202577        1133540
Simon Property Group Inc       COM            828806109       309438 3336621 SH       Sole              536632        2799989
Southern Union Co              COM            844030106          472   19600 SH       Sole               19600
Spectra Energy Corp            COM            847560109         8082  358375 SH       Sole              358375
St Joe Co/The                  COM            790148100         3275  131700 SH       Sole               23500         108200
Starwood Property Trust        COM            85571B105         3917  197144 SH       Sole                2744         194400
Sun Healthcare Group Inc.      COM            866933401         4235  500000 SH       Sole              224700         275300
Taubman Centers Inc            COM            876664103        93700 2100415 SH       Sole              352223        1748192
Tejon Ranch Co                 COM            879080109         1153   53200 SH       Sole               53200
Toll Brothers Inc              COM            889478103        84165 4425090 SH       Sole              799900        3625190
TransCanada Corp               COM            89353D107         2668   71935 SH       Sole               71935
UBS E-Tracs Alerian Infrastruc COM            902641646         1058   37800 SH       Sole               37800
UDR Inc                        COM            902653104        68522 3244400 SH       Sole              474500        2769900
UIL Holdings Corp              COM            902748102         1214   43100 SH       Sole               43100
Ventas Inc                     COM            92276F100        74417 1443020 SH       Sole              186100        1256920
Vornado Realty Trust           COM            929042109         6935   81079 SH       Sole               81079
W.P. Carey & Co. LLC           COM            92930Y107         5252  181400 SH       Sole               81300         100100
Weingarten Realty Investors    COM            948741103        98818 4528790 SH       Sole              705203        3823587

REPORT SUMMARY                      70        DATA RECORDS 2,075,175             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED